INVESTMENTS IN EQUITY SECURITIES (Narrative) (Details) - NorAm Drilling - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Debt Securities, Available-for-sale [Line Items]
Investment owned, balance (in shares)	1.3	1.3
Equity securities, unrealized gain (loss)	$ (1.3)	$ (0.2)
Foreign exchange gain/(loss)	$ 0.4	$ (0.2)